Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)	Ordinary shares ILS (₪)	Ordinary shares USD ($)	Additional paid-in capital and warrants ILS (₪)	Additional paid-in capital and warrants USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD ($)
Balance at Dec. 31, 2016	₪ 5,160		₪ 3,207		₪ 159,864		₪ (157,911)
Comprehensive loss	(11,037)						(11,037)
Share-based compensation	1,056						1,056
Issue of shares and warrants, net of issue expenses	6,788		635		6,153
Exercise of warrants into shares	3,618		302		3,316
Balance at Jun. 30, 2017	5,585		4,144		169,333		(167,892)
Balance at Dec. 31, 2017	9,083	$ 2,488	4,998	$ 1,369	178,467	$ 48,895	(174,382)	$ (47,776)
Comprehensive loss	(12,818)	(3,513)					(12,818)	(3,513)
Share-based compensation	2,141	588					2,141	588
Conversion of Debentures to Prepaid warrants	12,708	3,482			12,708	3,482
Issue of shares and warrants, net of issue expenses	1,823	498	130	36	1,693	462
Balance at Jun. 30, 2018	₪ 12,937	$ 3,543	₪ 5,128	$ 1,405	₪ 192,868	$ 52,839	₪ (185,059)	$ (50,701)